CAPITALIZATION - Schedule of Long Term Debt (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Redemptions	$ 625	$ 0	$ 600	$ 0	$ 0
Issuances	$ 1,475	$ 1,200	$ 1,200	$ 325	$ 0
4.35% Unsecured Senior Notes Maturing 2025 | Unsecured Notes
Debt Instrument [Line Items]
Interest Rate			4.35%
Redemptions			$ 600
5.63% Unsecured Senior Notes Maturing 2034 | Unsecured Notes | ATSI
Debt Instrument [Line Items]
Interest Rate			5.63%
Issuances			$ 150
5.94% Unsecured Senior Notes Maturing 2034 | Unsecured Notes | MAIT
Debt Instrument [Line Items]
Interest Rate			5.94%
Issuances			$ 250
4.55% Unsecured Senior Notes Maturing 2030 | Unsecured Notes
Debt Instrument [Line Items]
Interest Rate			4.55%
Issuances			$ 400
5.00% Unsecured Senior Notes Maturing 2035 | Unsecured Notes
Debt Instrument [Line Items]
Interest Rate			5.00%
Issuances			$ 400